UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of the fund or the underlying data.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Synaptics, Inc.	0.8
EMCOR Group, Inc.	0.7
Scientific Games Corp. Class A	0.7
National Storage Affiliates Trust	0.7
AMC Entertainment Holdings, Inc. Class A	0.7
Lattice Semiconductor Corp.	0.7
Atkore, Inc.	0.7
CommVault Systems, Inc.	0.7
Agree Realty Corp.	0.6
Box, Inc. Class A	0.6
6.9

Top Market Sectors as of August 31, 2021

% of fund's net assets
Health Care	19.9
Information Technology	15.3
Financials	14.6
Industrials	14.4
Consumer Discretionary	11.6
Real Estate	7.4
Energy	4.3
Materials	3.8
Communication Services	3.6
Consumer Staples	1.8

Asset Allocation (% of fund's net assets)

As of August 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.9%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.2%
Bandwidth, Inc. (a)	7,049	$725,342
Cogent Communications Group, Inc. (b)	31,311	2,272,552
Consolidated Communications Holdings, Inc. (a)	104,175	965,702
Iridium Communications, Inc. (a)(b)	62,166	2,767,009
Liberty Latin America Ltd. Class C (a)(b)	34,245	492,786
Ooma, Inc. (a)	83,256	1,581,864
		8,805,255
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	107,972	5,088,720
Lions Gate Entertainment Corp.:
Class A (a)(b)	76,230	984,892
Class B (a)	86,511	1,017,369
		7,090,981
Interactive Media & Services - 0.5%
fuboTV, Inc. (a)(b)	18,147	528,985
TrueCar, Inc. (a)	216,791	910,522
Yelp, Inc. (a)(b)	52,353	2,016,114
Zedge, Inc. (a)	20,492	320,495
		3,776,116
Media - 0.5%
AMC Networks, Inc. Class A (a)(b)	27,468	1,305,554
iHeartMedia, Inc. (a)	17,035	423,831
TechTarget, Inc. (a)	4,625	391,183
Tegna, Inc.	10,526	186,521
WideOpenWest, Inc. (a)	80,666	1,711,733
		4,018,822
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	119,183	1,603,011
Telephone & Data Systems, Inc.	66,383	1,348,903
		2,951,914

TOTAL COMMUNICATION SERVICES		26,643,088

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.3%
Cooper-Standard Holding, Inc. (a)	8,017	186,636
Modine Manufacturing Co. (a)	66,885	832,049
Tenneco, Inc. (a)	52,848	824,429
Visteon Corp. (a)	1,950	206,076
		2,049,190
Automobiles - 0.1%
Fisker, Inc. (a)	13,093	182,647
Winnebago Industries, Inc.	7,463	519,574
		702,221
Diversified Consumer Services - 0.8%
2U, Inc. (a)(b)	81,646	3,023,351
Adtalem Global Education, Inc. (a)	30,592	1,131,904
American Public Education, Inc. (a)(b)	13,696	360,205
Stride, Inc. (a)(b)	52,274	1,789,862
		6,305,322
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc. (a)(b)	88,729	2,377,050
Del Taco Restaurants, Inc.	46,902	412,738
GAN Ltd. (a)(b)	30,757	525,945
Hilton Grand Vacations, Inc. (a)	4,147	181,182
International Game Technology PLC (a)	79,415	1,706,628
Papa John's International, Inc.	5,667	722,713
RCI Hospitality Holdings, Inc. (b)	9,647	623,293
Red Rock Resorts, Inc. (a)(b)	9,843	460,751
Scientific Games Corp. Class A (a)	71,012	5,137,718
Shake Shack, Inc. Class A (a)(b)	26,897	2,333,315
Wingstop, Inc. (b)	22,935	3,943,215
		18,424,548
Household Durables - 2.3%
Cavco Industries, Inc. (a)	5,731	1,464,271
Century Communities, Inc.	13,054	915,085
Flexsteel Industries, Inc. (b)	18,297	638,931
GoPro, Inc. Class A (a)	104,275	1,039,622
Green Brick Partners, Inc. (a)(b)	37,643	940,699
Installed Building Products, Inc.	6,958	864,044
KB Home	7,372	317,217
M.D.C. Holdings, Inc. (b)	44,055	2,301,874
M/I Homes, Inc. (a)	48,792	3,141,717
Meritage Homes Corp. (a)	16,389	1,828,029
TopBuild Corp. (a)	9,304	2,035,622
TRI Pointe Homes, Inc. (a)	74,574	1,772,624
		17,259,735
Internet & Direct Marketing Retail - 1.0%
Overstock.com, Inc. (a)(b)	6,367	459,379
Quotient Technology, Inc. (a)	157,756	1,145,309
Revolve Group, Inc. (a)	16,412	943,034
Shutterstock, Inc.	33,193	3,825,825
Stamps.com, Inc. (a)	2,162	711,082
Stitch Fix, Inc. (a)	13,543	567,587
		7,652,216
Leisure Products - 1.0%
Johnson Outdoors, Inc. Class A (b)	16,123	1,850,759
Malibu Boats, Inc. Class A (a)	5,967	427,237
Smith & Wesson Brands, Inc.	55,914	1,349,205
Sturm, Ruger & Co., Inc.	17,691	1,383,259
Vista Outdoor, Inc. (a)	56,053	2,289,765
		7,300,225
Multiline Retail - 0.3%
Big Lots, Inc. (b)	5,026	244,565
Dillard's, Inc. Class A (b)	4,570	870,402
Macy's, Inc. (b)	61,689	1,381,217
		2,496,184
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	22,783	814,720
Academy Sports & Outdoors, Inc.	33,145	1,467,329
Asbury Automotive Group, Inc. (a)(b)	11,432	2,129,096
Bed Bath & Beyond, Inc. (a)(b)	12,841	353,641
Group 1 Automotive, Inc. (b)	21,501	3,557,125
Hibbett, Inc.	16,412	1,570,464
Lithia Motors, Inc. Class A (sub. vtg.)	894	296,182
Murphy U.S.A., Inc.	8,494	1,318,948
Rent-A-Center, Inc.	67,232	4,240,995
Shoe Carnival, Inc. (b)	47,415	1,815,046
Signet Jewelers Ltd.	13,146	1,041,163
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	46,564	2,353,345
		20,958,054
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	12,070	1,723,837
Deckers Outdoor Corp. (a)	601	251,488
Kontoor Brands, Inc. (b)	10,063	542,999
Lakeland Industries, Inc. (a)(b)	23,640	564,287
Rocky Brands, Inc.	7,381	366,688
		3,449,299

TOTAL CONSUMER DISCRETIONARY		86,596,994

CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	3,107	254,028
Coca-Cola Bottling Co. Consolidated	2,856	1,159,993
MGP Ingredients, Inc. (b)	7,086	462,716
Primo Water Corp. (b)	77,548	1,377,252
		3,253,989
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	11,267	638,388
Ingles Markets, Inc. Class A	14,824	1,006,401
Natural Grocers by Vitamin Cottage, Inc.	22,015	266,161
PriceSmart, Inc.	7,420	627,806
Sprouts Farmers Market LLC (a)	24,351	606,340
Weis Markets, Inc. (b)	6,874	391,474
		3,536,570
Food Products - 0.2%
Darling Ingredients, Inc. (a)	5,110	380,695
John B. Sanfilippo & Son, Inc.	7,169	609,293
Sanderson Farms, Inc.	985	193,553
		1,183,541
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,397	110,382
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,547	189,473
		299,855
Personal Products - 0.6%
MediFast, Inc.	9,039	2,059,988
Nu Skin Enterprises, Inc. Class A	37,049	1,875,420
USANA Health Sciences, Inc. (a)(b)	9,621	933,526
		4,868,934
Tobacco - 0.1%
Vector Group Ltd.	32,898	494,128

TOTAL CONSUMER STAPLES		13,637,017

ENERGY - 4.3%
Energy Equipment & Services - 0.8%
Archrock, Inc. (b)	74,095	569,050
Helix Energy Solutions Group, Inc. (a)(b)	216,910	815,582
Helmerich & Payne, Inc. (b)	8,249	222,063
Nabors Industries Ltd. (a)(b)	27,460	2,315,976
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	62,431
Oceaneering International, Inc. (a)	113,547	1,396,628
Oil States International, Inc. (a)	63,538	372,333
U.S. Silica Holdings, Inc. (a)	64,798	568,926
		6,322,989
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	56,686	777,732
Bonanza Creek Energy, Inc.	14,170	550,930
Centennial Resource Development, Inc. Class A (a)(b)	114,584	584,378
CNX Resources Corp. (a)	36,772	417,730
Comstock Resources, Inc. (a)	183,091	1,082,068
DHT Holdings, Inc.	155,266	858,621
Earthstone Energy, Inc. (a)	17,697	146,354
Golar LNG Ltd. (a)	74,511	838,249
Green Plains, Inc. (a)(b)	10,786	378,589
International Seaways, Inc. (b)	54,111	930,709
Kosmos Energy Ltd. (a)(b)	539,469	1,273,147
Magnolia Oil & Gas Corp. Class A	54,064	847,724
Matador Resources Co. (b)	69,323	1,993,036
Meta Materials, Inc. (a)(b)	114,110	530,612
Murphy Oil Corp.	17,712	376,557
Nordic American Tanker Shipping Ltd. (b)	175,191	415,203
PBF Energy, Inc. Class A (a)(b)	105,980	1,102,192
Peabody Energy Corp. (a)(b)	59,235	946,575
Penn Virginia Corp. (a)(b)	14,178	293,485
Range Resources Corp. (a)	55,631	813,325
Renewable Energy Group, Inc. (a)	35,093	1,699,203
Scorpio Tankers, Inc.	18,738	303,743
SFL Corp. Ltd.	401,173	3,221,419
SM Energy Co.	156,920	2,997,172
Talos Energy, Inc. (a)(b)	30,092	373,141
Tellurian, Inc. (a)(b)	201,906	644,080
Uranium Energy Corp. (a)(b)	291,392	731,394
W&T Offshore, Inc. (a)(b)	264,496	862,257
World Fuel Services Corp.	6,684	216,294
		26,205,919

TOTAL ENERGY		32,528,908

FINANCIALS - 14.6%
Banks - 6.6%
1st Source Corp.	14,701	690,947
Banc of California, Inc. (b)	64,231	1,154,231
BancFirst Corp.	40,474	2,289,209
Berkshire Hills Bancorp, Inc.	15,517	397,701
Capital City Bank Group, Inc.	2,442	56,630
Cathay General Bancorp	52,804	2,100,543
CIT Group, Inc. (b)	8,257	457,603
Community Trust Bancorp, Inc.	8,634	359,692
Eagle Bancorp, Inc.	3,739	215,740
Financial Institutions, Inc.	18,529	588,481
First Bancorp, Puerto Rico	207,257	2,638,382
First Commonwealth Financial Corp.	21,662	292,870
First Financial Bankshares, Inc. (b)	62,494	2,975,964
First Interstate Bancsystem, Inc.	17,014	749,637
Flushing Financial Corp.	6,893	158,056
Fulton Financial Corp.	193,784	3,071,476
Glacier Bancorp, Inc.	67,079	3,572,628
Great Southern Bancorp, Inc.	27,687	1,508,111
Great Western Bancorp, Inc.	7,727	239,228
Hancock Whitney Corp.	79,464	3,652,165
Hilltop Holdings, Inc.	80,679	2,700,326
Independent Bank Group, Inc. (b)	15,086	1,062,507
International Bancshares Corp.	78,828	3,301,317
Investors Bancorp, Inc.	5,038	72,094
Lakeland Financial Corp. (b)	10,767	715,036
Mercantile Bank Corp.	3,473	108,358
Midland States Bancorp, Inc.	11,254	284,726
Nicolet Bankshares, Inc. (a)(b)	3,042	232,439
OFG Bancorp	48,585	1,156,809
Park National Corp.	4,527	530,745
Peapack-Gladstone Financial Corp.	13,620	453,682
Sandy Spring Bancorp, Inc. (b)	9,451	411,780
ServisFirst Bancshares, Inc.	13,902	1,020,685
Sierra Bancorp	17,630	448,155
Silvergate Capital Corp. (a)	7,151	807,920
Southside Bancshares, Inc.	12,823	483,299
Texas Capital Bancshares, Inc. (a)	6,557	445,810
Tompkins Financial Corp.	5,096	405,591
Trico Bancshares	9,000	355,950
Trustmark Corp. (b)	14,991	474,015
UMB Financial Corp.	26,349	2,413,041
United Community Bank, Inc.	48,910	1,475,615
Univest Corp. of Pennsylvania	15,294	414,162
Valley National Bancorp	87,612	1,142,460
Washington Trust Bancorp, Inc.	4,627	246,434
WesBanco, Inc. (b)	27,481	934,354
		49,266,604
Capital Markets - 3.0%
Artisan Partners Asset Management, Inc.	88,638	4,605,630
B. Riley Financial, Inc. (b)	5,999	393,174
Cohen & Steers, Inc.	31,946	2,801,984
Cowen Group, Inc. Class A (b)	13,555	488,522
Donnelley Financial Solutions, Inc. (a)(b)	6,163	205,536
Federated Hermes, Inc.	88,408	2,990,843
Focus Financial Partners, Inc. Class A (a)	40,646	2,108,714
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	45,246	2,108,011
Piper Jaffray Companies	12,957	1,851,814
Stifel Financial Corp.	43,009	2,971,922
StoneX Group, Inc. (a)	24,704	1,721,622
		22,247,772
Consumer Finance - 1.5%
Green Dot Corp. Class A (a)(b)	64,525	3,370,786
LendingClub Corp. (a)	61,629	1,914,197
Nelnet, Inc. Class A	44,932	3,634,100
PRA Group, Inc. (a)(b)	30,515	1,281,630
PROG Holdings, Inc.	11,934	564,717
Regional Management Corp.	6,688	397,468
		11,162,898
Diversified Financial Services - 0.0%
Marlin Business Services Corp.	20,562	457,505
Insurance - 1.7%
Amerisafe, Inc.	21,852	1,257,583
Crawford & Co. Class B	903	8,533
Employers Holdings, Inc.	10,732	441,836
Horace Mann Educators Corp.	30,012	1,230,492
MetroMile, Inc. (a)(b)	85,580	342,320
ProAssurance Corp.	19,189	489,320
Selective Insurance Group, Inc.	49,171	4,109,220
Trupanion, Inc. (a)(b)	49,927	4,572,315
		12,451,619
Mortgage Real Estate Investment Trusts - 0.9%
Apollo Commercial Real Estate Finance, Inc.	78,354	1,218,405
Arbor Realty Trust, Inc.	154,969	2,832,833
Blackstone Mortgage Trust, Inc.	7,662	251,390
BrightSpire Capital, Inc.	20,591	206,322
Granite Point Mortgage Trust, Inc.	17,792	244,818
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,680	1,972,892
Invesco Mortgage Capital, Inc.	127,321	397,242
		7,123,902
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd.	9,320	438,786
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,327	1,011,013
Northwest Bancshares, Inc.	71,402	929,654
Premier Financial Corp. (b)	11,144	338,778
Radian Group, Inc.	99,827	2,358,912
Washington Federal, Inc.	38,307	1,275,623
Waterstone Financial, Inc.	34,548	700,633
		7,053,399

TOTAL FINANCIALS		109,763,699

HEALTH CARE - 19.9%
Biotechnology - 10.1%
Adverum Biotechnologies, Inc. (a)(b)	173,968	422,742
Affimed NV (a)	81,785	575,766
Agenus, Inc. (a)(b)	153,334	946,071
Agios Pharmaceuticals, Inc. (a)(b)	26,256	1,173,118
Akebia Therapeutics, Inc. (a)(b)	142,905	420,141
Alkermes PLC (a)(b)	56,441	1,764,346
Allakos, Inc. (a)	4,157	370,638
Allogene Therapeutics, Inc. (a)(b)	17,284	412,223
ALX Oncology Holdings, Inc. (a)(b)	7,779	544,530
Amicus Therapeutics, Inc. (a)	52,198	594,535
AnaptysBio, Inc. (a)(b)	16,483	422,130
Anavex Life Sciences Corp. (a)(b)	28,899	563,242
Anika Therapeutics, Inc. (a)	8,145	351,294
Apellis Pharmaceuticals, Inc. (a)	21,413	1,410,046
Arbutus Biopharma Corp. (a)(b)	105,053	360,332
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,078	442,755
Arcus Biosciences, Inc. (a)(b)	17,002	495,948
Arena Pharmaceuticals, Inc. (a)	10,544	557,988
Arrowhead Pharmaceuticals, Inc. (a)	21,447	1,439,523
Assembly Biosciences, Inc. (a)	88,168	335,038
Atara Biotherapeutics, Inc. (a)	40,902	612,712
Athersys, Inc. (a)(b)	163,380	274,478
Atreca, Inc. (a)(b)	71,252	418,249
AVROBIO, Inc. (a)	31,407	209,171
Beam Therapeutics, Inc. (a)(b)	17,643	1,956,962
BioCryst Pharmaceuticals, Inc. (a)(b)	33,890	539,529
Biohaven Pharmaceutical Holding Co. Ltd. (a)	10,743	1,409,911
BioXcel Therapeutics, Inc. (a)	10,726	315,881
bluebird bio, Inc. (a)(b)	30,692	561,664
Blueprint Medicines Corp. (a)	11,473	1,070,087
BridgeBio Pharma, Inc. (a)(b)	21,270	1,065,840
C4 Therapeutics, Inc.	18,643	748,144
Calithera Biosciences, Inc. (a)(b)	94,521	231,576
CareDx, Inc. (a)	8,193	600,383
Catalyst Biosciences, Inc. (a)	41,797	191,430
Catalyst Pharmaceutical Partners, Inc. (a)	124,637	686,750
Chimerix, Inc. (a)	90,011	639,078
Clovis Oncology, Inc. (a)(b)	86,036	414,694
Coherus BioSciences, Inc. (a)(b)	38,070	608,359
Concert Pharmaceuticals, Inc. (a)(b)	56,409	213,790
Corbus Pharmaceuticals Holdings, Inc. (a)	248,721	320,850
Cortexyme, Inc. (a)(b)	1,487	143,198
Cue Biopharma, Inc. (a)(b)	14,110	169,179
Curis, Inc. (a)(b)	55,807	493,892
Cytokinetics, Inc. (a)(b)	7,996	263,628
CytomX Therapeutics, Inc. (a)(b)	70,291	359,890
Deciphera Pharmaceuticals, Inc. (a)(b)	13,203	415,895
Denali Therapeutics, Inc. (a)	17,767	945,204
Eagle Pharmaceuticals, Inc. (a)(b)	7,987	426,266
Editas Medicine, Inc. (a)(b)	25,098	1,595,982
Eiger Biopharmaceuticals, Inc. (a)	20,599	167,676
Emergent BioSolutions, Inc. (a)	19,152	1,208,108
Epizyme, Inc. (a)(b)	89,585	462,259
Fate Therapeutics, Inc. (a)(b)	22,691	1,662,116
FibroGen, Inc. (a)(b)	47,225	549,227
Flexion Therapeutics, Inc. (a)(b)	58,767	351,427
Fortress Biotech, Inc. (a)	54,189	178,282
Global Blood Therapeutics, Inc. (a)(b)	27,392	785,876
Gossamer Bio, Inc. (a)(b)	35,737	355,226
Gritstone Bio, Inc. (a)(b)	38,908	357,954
Gt Biopharma, Inc. (a)	26,827	238,492
Halozyme Therapeutics, Inc. (a)	48,220	2,024,758
Harpoon Therapeutics, Inc. (a)(b)	42,867	406,379
Heron Therapeutics, Inc. (a)(b)	49,008	571,923
Homology Medicines, Inc. (a)(b)	29,391	211,321
ImmunoGen, Inc. (a)	126,027	762,463
Immunovant, Inc. (a)(b)	38,293	331,617
Infinity Pharmaceuticals, Inc. (a)(b)	169,523	600,111
Insmed, Inc. (a)	18,592	521,320
Intellia Therapeutics, Inc. (a)	19,800	3,178,494
Intercept Pharmaceuticals, Inc. (a)(b)	28,209	420,596
Invitae Corp. (a)(b)	56,043	1,660,554
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	77,256	1,012,054
Jounce Therapeutics, Inc. (a)(b)	30,159	187,589
Karuna Therapeutics, Inc. (a)	1,827	217,230
Karyopharm Therapeutics, Inc. (a)(b)	91,693	531,819
Kiniksa Pharmaceuticals Ltd. (a)(b)	33,545	421,996
Kodiak Sciences, Inc. (a)(b)	5,428	511,209
La Jolla Pharmaceutical Co. (a)(b)	58,403	245,877
Lexicon Pharmaceuticals, Inc. (a)(b)	79,058	373,154
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,933	255,736
Macrogenics, Inc. (a)(b)	29,516	696,873
Madrigal Pharmaceuticals, Inc. (a)(b)	6,675	552,356
Minerva Neurosciences, Inc. (a)(b)	113,073	208,054
Mirati Therapeutics, Inc. (a)	3,839	651,593
Molecular Templates, Inc. (a)	16,983	110,729
Mustang Bio, Inc. (a)(b)	69,880	212,435
Myriad Genetics, Inc. (a)	23,240	831,527
Natera, Inc. (a)	6,577	778,914
Novavax, Inc. (a)	2,949	703,454
Ocugen, Inc. (a)(b)	58,104	441,009
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	189,351	730,895
ORIC Pharmaceuticals, Inc. (a)(b)	16,662	368,064
Ovid Therapeutics, Inc. (a)(b)	59,108	208,651
Pieris Pharmaceuticals, Inc. (a)(b)	81,145	437,372
Praxis Precision Medicines, Inc.	12,843	255,190
Precigen, Inc. (a)(b)	80,881	489,330
Precision BioSciences, Inc. (a)(b)	34,886	438,517
Protagonist Therapeutics, Inc. (a)(b)	5,199	252,152
Prothena Corp. PLC (a)	2,456	164,847
PTC Therapeutics, Inc. (a)	24,489	1,068,945
Puma Biotechnology, Inc. (a)(b)	41,309	312,709
Radius Health, Inc. (a)	28,614	396,590
RAPT Therapeutics, Inc. (a)	8,963	293,090
REGENXBIO, Inc. (a)	9,230	298,129
Rigel Pharmaceuticals, Inc. (a)(b)	123,558	469,520
Rubius Therapeutics, Inc. (a)(b)	13,791	299,541
Sana Biotechnology, Inc. (b)	14,999	359,826
Sangamo Therapeutics, Inc. (a)	56,207	557,011
Selecta Biosciences, Inc. (a)(b)	85,524	371,174
Seres Therapeutics, Inc. (a)	62,770	402,356
Solid Biosciences, Inc. (a)	50,858	137,825
Springworks Therapeutics, Inc. (a)(b)	2,228	167,323
Surface Oncology, Inc. (a)(b)	60,289	381,629
Syndax Pharmaceuticals, Inc. (a)(b)	16,506	288,690
TG Therapeutics, Inc. (a)(b)	42,959	1,162,900
Travere Therapeutics, Inc. (a)	32,838	716,854
Turning Point Therapeutics, Inc. (a)	6,954	535,597
Twist Bioscience Corp. (a)(b)	14,901	1,686,942
Ultragenyx Pharmaceutical, Inc. (a)	7,954	765,891
Vanda Pharmaceuticals, Inc. (a)(b)	33,738	564,774
Veracyte, Inc. (a)(b)	10,799	519,540
Vericel Corp. (a)	4,534	245,607
Vir Biotechnology, Inc. (a)	23,439	1,208,046
Voyager Therapeutics, Inc. (a)(b)	31,223	101,787
Xbiotech, Inc.	12,960	206,971
Xencor, Inc. (a)(b)	8,121	275,058
Zentalis Pharmaceuticals, Inc. (a)	10,198	695,402
		75,289,610
Health Care Equipment & Supplies - 3.5%
Accuray, Inc. (a)(b)	188,629	767,720
Alphatec Holdings, Inc. (a)	81,415	1,178,889
Atricure, Inc. (a)	31,084	2,288,404
Butterfly Network, Inc. Class A (a)(b)	35,436	437,989
Cardiovascular Systems, Inc. (a)	59,866	2,142,604
Cerus Corp. (a)(b)	205,077	1,322,747
CryoPort, Inc. (a)	3,970	252,373
Cutera, Inc. (a)(b)	9,361	465,616
Inari Medical, Inc. (a)	3,481	284,955
Integer Holdings Corp. (a)(b)	8,799	869,253
Invacare Corp. (a)(b)	23,957	202,676
iRhythm Technologies, Inc. (a)	21,975	1,050,405
Lantheus Holdings, Inc. (a)	56,080	1,478,830
LeMaitre Vascular, Inc. (b)	12,940	732,663
LivaNova PLC (a)	4,068	336,383
Meridian Bioscience, Inc. (a)	56,754	1,148,701
Novocure Ltd. (a)	5,161	692,658
Ortho Clinical Diagnostics Holdings PLC	122,646	2,506,884
Orthofix International NV (a)	21,423	908,335
OrthoPediatrics Corp. (a)	9,974	699,177
Shockwave Medical, Inc. (a)	4,525	969,300
Staar Surgical Co. (a)	10,710	1,654,374
SurModics, Inc. (a)	44,575	2,677,620
Tandem Diabetes Care, Inc. (a)	7,532	844,864
		25,913,420
Health Care Providers & Services - 2.6%
AdaptHealth Corp. (a)	14,583	350,575
Amedisys, Inc. (a)	2,472	453,488
Brookdale Senior Living, Inc. (a)	139,790	1,020,467
Corvel Corp. (a)(b)	18,463	3,042,887
Fulgent Genetics, Inc. (a)(b)	6,579	600,268
Modivcare, Inc. (a)	9,247	1,824,063
National Healthcare Corp.	27,159	2,005,692
Owens & Minor, Inc.	13,802	514,539
Patterson Companies, Inc.	40,454	1,239,511
Select Medical Holdings Corp.	110,066	3,804,982
Tenet Healthcare Corp. (a)	54,965	4,141,613
The Ensign Group, Inc.	6,190	505,537
		19,503,622
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	242,598	3,726,305
American Well Corp.	75,521	808,830
Castlight Health, Inc. Class B (a)	173,219	313,526
HealthStream, Inc. (a)	20,733	630,076
Inspire Medical Systems, Inc. (a)	4,984	1,114,223
Nextgen Healthcare, Inc. (a)	168,234	2,567,251
OptimizeRx Corp. (a)(b)	18,057	1,195,012
Phreesia, Inc. (a)	11,910	852,161
Schrodinger, Inc. (a)	4,942	294,988
		11,502,372
Life Sciences Tools & Services - 0.9%
Berkeley Lights, Inc. (a)(b)	19,858	706,150
Fluidigm Corp. (a)(b)	50,336	362,923
Medpace Holdings, Inc. (a)	10,951	1,996,915
Nanostring Technologies, Inc. (a)(b)	16,500	960,300
NeoGenomics, Inc. (a)(b)	21,075	1,024,667
Pacific Biosciences of California, Inc. (a)	51,112	1,600,317
Quanterix Corp. (a)	8,297	423,562
		7,074,834
Pharmaceuticals - 1.3%
Amneal Pharmaceuticals, Inc. (a)(b)	77,432	436,716
Amphastar Pharmaceuticals, Inc. (a)	24,292	477,581
Arvinas Holding Co. LLC (a)	7,091	611,315
Atea Pharmaceuticals, Inc.	4,788	142,299
Cara Therapeutics, Inc. (a)(b)	37,388	589,983
Cassava Sciences, Inc. (a)(b)	6,742	383,283
Corcept Therapeutics, Inc. (a)(b)	36,938	786,041
Endo International PLC (a)	159,886	366,139
Esperion Therapeutics, Inc. (a)(b)	24,355	317,102
Intra-Cellular Therapies, Inc. (a)	8,719	289,471
Liquidia Technologies, Inc. (a)	49,712	132,731
NGM Biopharmaceuticals, Inc. (a)	14,175	309,440
Odonate Therapeutics, Inc. (a)	72,556	251,769
Pacira Biosciences, Inc. (a)	15,300	907,137
Prestige Brands Holdings, Inc. (a)	18,756	1,076,407
Reata Pharmaceuticals, Inc. (a)(b)	4,230	450,537
Supernus Pharmaceuticals, Inc. (a)	25,838	711,320
Theravance Biopharma, Inc. (a)	57,914	480,686
WAVE Life Sciences (a)(b)	41,740	264,214
Zogenix, Inc. (a)(b)	34,181	506,221
		9,490,392

TOTAL HEALTH CARE		148,774,250

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
AAR Corp. (a)	79,341	2,685,693
Astronics Corp. (a)	47,850	639,276
Moog, Inc. Class A	16,880	1,340,947
Parsons Corp. (a)(b)	63,346	2,244,349
		6,910,265
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	7,806	571,165
Airlines - 0.2%
Mesa Air Group, Inc. (a)	136,432	1,088,727
SkyWest, Inc. (a)	8,446	394,006
		1,482,733
Building Products - 1.1%
Cornerstone Building Brands, Inc. (a)	87,660	1,456,909
Quanex Building Products Corp.	60,006	1,413,741
Resideo Technologies, Inc. (a)	35,081	1,131,011
Simpson Manufacturing Co. Ltd.	11,167	1,263,546
UFP Industries, Inc.	42,544	3,194,204
		8,459,411
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	43,358	2,147,088
Brady Corp. Class A	42,336	2,257,779
BrightView Holdings, Inc. (a)(b)	10,986	168,415
Cimpress PLC (a)	7,162	680,247
Healthcare Services Group, Inc.	15,734	411,601
Kimball International, Inc. Class B	61,035	761,106
Tetra Tech, Inc.	8,115	1,167,262
UniFirst Corp.	17,911	4,102,873
		11,696,371
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	5,426	412,267
EMCOR Group, Inc.	45,517	5,530,316
Great Lakes Dredge & Dock Corp. (a)(b)	36,449	550,744
MYR Group, Inc. (a)	3,433	357,066
Primoris Services Corp.	15,480	397,836
		7,248,229
Electrical Equipment - 2.0%
Atkore, Inc. (a)	53,336	4,947,981
AZZ, Inc.	21,861	1,170,657
Encore Wire Corp.	31,942	2,715,389
EnerSys	30,059	2,542,691
FuelCell Energy, Inc. (a)(b)	48,563	303,033
Generac Holdings, Inc. (a)	4,928	2,153,437
Preformed Line Products Co.	12,841	900,411
		14,733,599
Machinery - 2.9%
Albany International Corp. Class A	3,362	263,345
Altra Industrial Motion Corp.	22,575	1,321,992
CIRCOR International, Inc. (a)	10,340	369,655
Columbus McKinnon Corp. (NY Shares)	4,650	214,133
Desktop Metal, Inc. (a)(b)	53,004	439,933
Energy Recovery, Inc. (a)	10,814	220,930
EnPro Industries, Inc.	25,940	2,218,129
Evoqua Water Technologies Corp. (a)(b)	41,890	1,630,359
Franklin Electric Co., Inc.	2,659	225,962
Gorman-Rupp Co. (b)	6,777	237,669
Helios Technologies, Inc.	7,760	633,371
Hurco Companies, Inc.	20,022	668,134
Hyliion Holdings Corp. Class A (a)(b)	24,734	218,401
Hyster-Yale Materials Handling Class A	13,044	764,509
Kennametal, Inc. (b)	22,932	852,612
L.B. Foster Co. Class A (a)	6,670	113,724
Manitowoc Co., Inc. (a)	28,648	694,714
Mueller Industries, Inc.	45,510	2,030,201
Nikola Corp. (a)(b)	29,536	308,060
Proto Labs, Inc. (a)	8,545	633,697
REV Group, Inc.	46,634	758,269
Rexnord Corp. (b)	63,970	3,886,817
SPX Flow, Inc.	1,782	143,504
Tennant Co. (b)	4,980	368,420
Terex Corp. (b)	14,238	726,850
The Greenbrier Companies, Inc. (b)	14,237	627,852
Watts Water Technologies, Inc. Class A (b)	9,089	1,559,400
		22,130,642
Marine - 0.3%
Costamare, Inc.	58,779	845,242
Matson, Inc. (b)	5,361	424,430
Safe Bulkers, Inc. (a)	169,302	683,980
		1,953,652
Professional Services - 1.7%
Barrett Business Services, Inc.	5,205	403,388
CRA International, Inc. (b)	5,408	502,890
Heidrick & Struggles International, Inc.	49,896	2,156,505
Kforce, Inc.	61,064	3,567,359
Korn Ferry	13,493	953,820
ManTech International Corp. Class A	8,847	700,417
TriNet Group, Inc. (a)	18,931	1,743,166
Upwork, Inc. (a)	67,511	3,018,417
		13,045,962
Road & Rail - 0.5%
ArcBest Corp.	18,592	1,240,644
Marten Transport Ltd.	87,207	1,359,557
Saia, Inc. (a)	5,911	1,419,408
		4,019,609
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	30,543	2,712,524
Boise Cascade Co.	67,868	3,926,164
Global Industrial Co. (b)	38,077	1,465,584
GMS, Inc. (a)	44,600	2,203,686
Herc Holdings, Inc. (a)	9,961	1,309,373
Rush Enterprises, Inc. Class A	87,993	3,880,491
Veritiv Corp. (a)	5,948	533,357
		16,031,179

TOTAL INDUSTRIALS		108,282,817

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.9%
ADTRAN, Inc. (b)	22,476	464,354
Calix, Inc. (a)	98,266	4,579,196
Digi International, Inc. (a)(b)	9,634	211,755
Extreme Networks, Inc. (a)	107,547	1,164,734
Inseego Corp. (a)(b)	56,835	477,414
		6,897,453
Electronic Equipment & Components - 1.3%
Badger Meter, Inc.	1,940	207,755
ePlus, Inc. (a)	6,922	749,099
II-VI, Inc. (a)(b)	24,400	1,536,712
Insight Enterprises, Inc. (a)	18,342	1,887,208
Kimball Electronics, Inc. (a)	68,148	1,647,137
Methode Electronics, Inc. Class A	1,197	55,744
MicroVision, Inc. (a)(b)	17,951	264,418
PC Connection, Inc.	18,741	907,252
Plexus Corp. (a)	2,286	209,923
ScanSource, Inc. (a)	38,430	1,367,339
Vishay Intertechnology, Inc.	45,409	997,636
		9,830,223
IT Services - 1.5%
Conduent, Inc. (a)	36,260	264,698
CSG Systems International, Inc.	25,931	1,250,134
EVERTEC, Inc.	31,120	1,439,300
ExlService Holdings, Inc. (a)	25,249	3,109,162
Limelight Networks, Inc. (a)(b)	118,434	319,772
Maximus, Inc.	17,694	1,540,970
MoneyGram International, Inc. (a)	202,950	1,824,521
Perficient, Inc. (a)	9,248	1,102,547
		10,851,104
Semiconductors & Semiconductor Equipment - 3.9%
Alpha & Omega Semiconductor Ltd. (a)	34,305	996,560
Ambarella, Inc. (a)	19,211	1,989,683
Amkor Technology, Inc.	85,492	2,348,465
Cirrus Logic, Inc. (a)	28,997	2,426,179
Diodes, Inc. (a)	29,124	2,820,077
Lattice Semiconductor Corp. (a)	80,391	4,993,889
NeoPhotonics Corp. (a)	236,763	2,211,366
Photronics, Inc. (a)	26,152	394,111
Power Integrations, Inc.	15,138	1,644,592
Semtech Corp. (a)	46,948	3,282,604
Synaptics, Inc. (a)	31,039	5,890,586
Veeco Instruments, Inc. (a)(b)	11,534	262,860
		29,260,972
Software - 7.1%
A10 Networks, Inc. (a)	79,071	1,098,296
Agilysys, Inc. (a)	71,815	4,081,246
Alarm.com Holdings, Inc. (a)	15,833	1,335,197
Appian Corp. Class A (a)(b)	9,444	1,012,397
Asana, Inc. (a)	27,663	2,089,940
BlackLine, Inc. (a)	32,403	3,535,167
Bottomline Technologies, Inc. (a)	40,203	1,699,381
Box, Inc. Class A (a)	183,956	4,742,386
Cloudera, Inc. (a)	6,077	96,807
CommVault Systems, Inc. (a)	60,559	4,903,462
Cornerstone OnDemand, Inc. (a)	2,807	160,841
Domo, Inc. Class B (a)	39,543	3,539,099
Marathon Digital Holdings, Inc. (a)(b)	11,029	447,667
MicroStrategy, Inc. Class A (a)(b)	2,252	1,563,564
Mimecast Ltd. (a)	30,110	2,101,979
Progress Software Corp. (b)	71,889	3,347,152
Q2 Holdings, Inc. (a)(b)	29,856	2,630,015
Qualys, Inc. (a)	35,414	4,156,895
Rapid7, Inc. (a)	2,823	343,051
Riot Blockchain, Inc. (a)(b)	9,959	371,670
SecureWorks Corp. (a)(b)	31,495	644,388
Sprout Social, Inc. (a)	10,541	1,281,786
SPS Commerce, Inc. (a)(b)	27,336	3,704,848
Tenable Holdings, Inc. (a)	9,373	415,880
Upland Software, Inc. (a)	16,455	641,416
Verint Systems, Inc. (a)	24,182	1,079,484
Vonage Holdings Corp. (a)	58,256	821,410
Zuora, Inc. (a)	82,623	1,402,939
		53,248,363
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	28,953	881,329
Avid Technology, Inc. (a)	113,207	2,921,873
Diebold Nixdorf, Inc. (a)(b)	48,881	531,825
		4,335,027

TOTAL INFORMATION TECHNOLOGY		114,423,142

MATERIALS - 3.8%
Chemicals - 0.9%
Avient Corp.	45,724	2,381,763
FutureFuel Corp.	47,346	379,241
Innospec, Inc.	4,583	428,969
Rayonier Advanced Materials, Inc. (a)	56,261	397,203
Stepan Co.	25,647	3,015,061
		6,602,237
Containers & Packaging - 0.4%
Myers Industries, Inc.	135,063	3,079,436
Metals & Mining - 2.0%
Alcoa Corp. (a)	30,400	1,348,848
Arconic Corp. (a)	91,521	3,156,559
Cleveland-Cliffs, Inc. (a)	50,045	1,174,556
Coeur d'Alene Mines Corp. (a)(b)	124,888	880,460
Commercial Metals Co.	92,481	3,016,730
Constellium NV (a)	34,257	692,677
Hecla Mining Co.	75,611	465,008
Materion Corp.	7,963	581,538
Novagold Resources, Inc. (a)	22,458	162,371
United States Steel Corp.	37,796	1,011,043
Worthington Industries, Inc.	47,724	2,765,606
		15,255,396
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	46,461	2,947,486
Schweitzer-Mauduit International, Inc.	15,211	582,125
		3,529,611

TOTAL MATERIALS		28,466,680

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Agree Realty Corp.	64,365	4,798,411
Alexanders, Inc.	1,922	511,829
American Assets Trust, Inc.	90,665	3,610,280
American Finance Trust, Inc.	138,198	1,191,267
CareTrust (REIT), Inc.	16,768	368,728
CatchMark Timber Trust, Inc.	15,197	175,373
Centerspace	5,667	573,387
City Office REIT, Inc.	16,572	264,655
Digitalbridge Group, Inc. (a)(b)	172,300	1,188,870
Diversified Healthcare Trust (SBI)	156,677	587,539
Easterly Government Properties, Inc.	28,852	616,567
EastGroup Properties, Inc.	15,858	2,858,563
Equity Commonwealth	56,724	1,494,110
Essential Properties Realty Trust, Inc.	28,072	909,814
Farmland Partners, Inc.	11,525	141,181
Four Corners Property Trust, Inc.	29,720	850,289
Gladstone Land Corp.	10,425	245,509
Global Net Lease, Inc.	95,110	1,616,870
Healthcare Realty Trust, Inc.	61,041	1,833,061
Independence Realty Trust, Inc.	27,905	571,494
Kite Realty Group Trust	36,148	732,358
Lexington Corporate Properties Trust	26,736	361,738
National Storage Affiliates Trust	89,033	5,097,139
Preferred Apartment Communities, Inc. Class A	78,102	974,713
PS Business Parks, Inc.	24,881	3,912,040
QTS Realty Trust, Inc. Class A	6,913	539,076
RLJ Lodging Trust	37,538	541,673
Safehold, Inc.	4,618	413,819
Stag Industrial, Inc.	68,409	2,890,280
Terreno Realty Corp.	63,803	4,262,678
The GEO Group, Inc. (b)	216,409	1,677,170
The Macerich Co. (b)	32,548	555,920
Universal Health Realty Income Trust (SBI)	4,949	293,129
Xenia Hotels & Resorts, Inc. (a)	13,931	242,678
		46,902,208
Real Estate Management & Development - 1.2%
Cushman & Wakefield PLC (a)	45,640	827,910
eXp World Holdings, Inc. (b)	23,734	1,088,204
Marcus & Millichap, Inc. (a)	37,075	1,454,082
Newmark Group, Inc.	156,577	2,132,579
RE/MAX Holdings, Inc.	18,286	612,398
The RMR Group, Inc.	57,710	2,674,281
		8,789,454

TOTAL REAL ESTATE		55,691,662

UTILITIES - 1.3%
Electric Utilities - 0.3%
Allete, Inc.	9,953	671,031
MGE Energy, Inc.	780	62,821
Otter Tail Corp.	22,980	1,260,913
PNM Resources, Inc.	5,638	279,081
		2,273,846
Gas Utilities - 0.0%
South Jersey Industries, Inc. (b)	9,128	226,466
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class A	89,294	2,655,604
Ormat Technologies, Inc. (b)	12,336	877,460
Sunnova Energy International, Inc. (a)	14,039	508,212
		4,041,276
Multi-Utilities - 0.2%
Avista Corp.	14,945	625,448
Black Hills Corp. (b)	6,638	466,851
		1,092,299
Water Utilities - 0.3%
American States Water Co.	10,765	992,641
California Water Service Group (b)	16,296	1,035,611
		2,028,252

TOTAL UTILITIES		9,662,139

TOTAL COMMON STOCKS
(Cost $561,167,682)		734,470,396

Money Market Funds - 18.2%
Fidelity Cash Central Fund 0.06% (d)	15,148,684	15,151,714
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	121,308,736	121,320,867
TOTAL MONEY MARKET FUNDS
(Cost $136,470,335)		136,472,581
TOTAL INVESTMENT IN SECURITIES - 116.2%
(Cost $697,638,017)		870,942,977
NET OTHER ASSETS (LIABILITIES) - (16.2)%		(121,366,891)
NET ASSETS - 100%		$749,576,086

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	134	Sept. 2021	$15,217,040	$553,854	$553,854

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,591,573	$82,243,004	$87,682,863	$6,196	$--	$--	$15,151,714	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	31,312,480	260,295,220	170,286,834	69,758	--	1	121,320,867	0.4%
Total	$51,904,053	$342,538,224	$257,969,697	$75,954	$--	$1	$136,472,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$26,643,088	$26,643,088	$--	$--
Consumer Discretionary	86,596,994	86,596,994	--	--
Consumer Staples	13,637,017	13,637,017	--	--
Energy	32,528,908	32,528,908	--	--
Financials	109,763,699	109,763,699	--	--
Health Care	148,774,250	148,774,250	--	--
Industrials	108,282,817	108,282,817	--	--
Information Technology	114,423,142	114,423,142	--	--
Materials	28,466,680	28,466,680	--	--
Real Estate	55,691,662	55,691,662	--	--
Utilities	9,662,139	9,662,139	--	--
Money Market Funds	136,472,581	136,472,581	--	--
Total Investments in Securities:	$870,942,977	$870,942,977	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$553,854	$553,854	$--	$--
Total Assets	$553,854	$553,854	$--	$--
Total Derivative Instruments:	$553,854	$553,854	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$553,854	$0
Total Equity Risk	553,854	0
Total Value of Derivatives	$553,854	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $119,063,302) — See accompanying schedule: Unaffiliated issuers (cost $561,167,682)	$734,470,396
Fidelity Central Funds (cost $136,470,335)	136,472,581
Total Investment in Securities (cost $697,638,017)		$870,942,977
Segregated cash with brokers for derivative instruments		916,500
Receivable for investments sold		12,644,205
Receivable for fund shares sold		179,876
Dividends receivable		434,444
Distributions receivable from Fidelity Central Funds		14,215
Receivable for daily variation margin on futures contracts		29,890
Total assets		885,162,107
Liabilities
Payable for investments purchased	$13,266,356
Payable for fund shares redeemed	613,415
Accrued management fee	391,528
Collateral on securities loaned	121,314,722
Total liabilities		135,586,021
Net Assets		$749,576,086
Net Assets consist of:
Paid in capital		$490,968,026
Total accumulated earnings (loss)		258,608,060
Net Assets		$749,576,086
Net Asset Value, offering price and redemption price per share ($749,576,086 ÷ 41,085,842 shares)		$18.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$3,544,643
Interest		613
Income from Fidelity Central Funds (including $69,758 from security lending)		75,954
Total income		3,621,210
Expenses
Management fee	$2,373,638
Independent trustees' fees and expenses	1,348
Total expenses before reductions	2,374,986
Expense reductions	(22)
Total expenses after reductions		2,374,964
Net investment income (loss)		1,246,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,549,084
Futures contracts	(353,019)
Total net realized gain (loss)		86,196,065
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(42,524,006)
Fidelity Central Funds	1
Futures contracts	(192,049)
Total change in net unrealized appreciation (depreciation)		(42,716,054)
Net gain (loss)		43,480,011
Net increase (decrease) in net assets resulting from operations		$44,726,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,246,246	$3,121,778
Net realized gain (loss)	86,196,065	22,432,266
Change in net unrealized appreciation (depreciation)	(42,716,054)	200,911,676
Net increase (decrease) in net assets resulting from operations	44,726,257	226,465,720
Distributions to shareholders	(7,176,576)	(3,468,457)
Share transactions
Proceeds from sales of shares	118,794,133	106,402,264
Reinvestment of distributions	6,806,263	3,296,821
Cost of shares redeemed	(102,704,537)	(159,526,301)
Net increase (decrease) in net assets resulting from share transactions	22,895,859	(49,827,216)
Total increase (decrease) in net assets	60,445,540	173,170,047
Net Assets
Beginning of period	689,130,546	515,960,499
End of period	$749,576,086	$689,130,546
Other Information
Shares
Sold	6,649,113	7,884,913
Issued in reinvestment of distributions	387,160	214,777
Redeemed	(5,798,408)	(13,863,858)
Net increase (decrease)	1,237,865	(5,764,168)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.29	$11.31	$12.57	$13.81	$14.32	$10.99
Income from Investment Operations
Net investment income (loss)B	.03	.08	.12	.11	.12	.12
Net realized and unrealized gain (loss)	1.09	5.99	(1.26)	.31	.56	3.31
Total from investment operations	1.12	6.07	(1.14)	.42	.68	3.43
Distributions from net investment income	–	(.09)	(.12)	(.12)	(.13)	(.10)
Distributions from net realized gain	(.17)	–	–	(1.54)	(1.06)	–
Total distributions	(.17)	(.09)	(.12)	(1.66)	(1.19)	(.10)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$18.24	$17.29	$11.31	$12.57	$13.81	$14.32
Total ReturnD,E	6.53%	53.78%	(9.18)%	4.01%	4.95%	31.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.64%	.64%	.67%
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.64%	.64%	.67%
Expenses net of all reductions	.64%H	.64%	.64%	.64%	.64%	.67%
Net investment income (loss)	.34%H	.62%	.94%	.84%	.89%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$749,576	$689,131	$515,960	$701,171	$762,811	$1,210,189
Portfolio turnover rateI	77%H	44%	79%	88%	100%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships (including allocations from Fidelity Central Funds), and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$205,195,067
Gross unrealized depreciation	(32,488,462)
Net unrealized appreciation (depreciation)	$172,706,605
Tax cost	$698,790,226

The Fund elected to defer to its next fiscal year approximately $567,862 of ordinary losses recognized during the period January 1, 2021 to February 28, 2021.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Enhanced Index Fund	301,940,918	277,608,310

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .64% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Enhanced Index Fund	$7,041	$188	$437,250

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $22.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Small Cap Enhanced Index Fund	.64%
Actual		$1,000.00	$1,065.30	$3.33
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Enhanced Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Enhanced Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rates, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016. With respect to the historical net management fee information, the Board considered that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

Fidelity Small Cap Enhanced Index Fund

The Board considered that a new management contract for the fund that implemented an all-inclusive management fee structure had taken effect April 1, 2017, following approval by shareholders. Under this new fee structure, the management fee rate for the fund increased from 0.52% to 0.64%, and FMR now pays all other expenses of the fund with limited exceptions. The Board noted that as a result of the new fee structure, total expenses incurred by shareholders decreased. The Board also noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such astransfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SCE-SANN-1021
1.9885267.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021